FINANCIAL INSTRUMENTS - Hedging Accounting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) derivative
Disclosure of detailed information about hedging instruments [line items]
(Losses) gains on cash flow hedges	$ (3,171)	$ 11	$ 281
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	17
Share-based Compensation Expense
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(1,341)
Accumulated other comprehensive income
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(2,528)
Interest rate SWAP | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Number of interest rate swap transactions | derivative			4
Number of interest rate swap transactions discontinued | derivative			3
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(255)	132	$ (132)
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Loss on cash flow hedges recognized in profit and loss	2,332	136	272
(Losses) gains on cash flow hedges	$ 1,305	$ (131)	$ 165